John Hancock Funds II

601 Congress Street

Boston, MA 02210

November 15, 2013

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of statement of additional information and the forms of prospectuses dated November 6, 2013 for the Retirement Living through II 2010 Portfolio, Retirement Living through II 2015 Portfolio, Retirement Living through II 2020 Portfolio, Retirement Living through II 2025 Portfolio, Retirement Living through II 2030 Portfolio, Retirement Living through II 2035 Portfolio, Retirement Living through II 2040 Portfolio, Retirement Living through II 2045 Portfolio and Retirement Living through II 2050 Portfolio, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on November 5, 2013 via EDGAR.

If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary